Stock Based Compensation - Summary of Status of Plans (Detail) - Directors Stock Option Plan Member [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Beginning Balance	52,500	63,000	78,000
Granted	0	0	0
Exercised	0	(6,000)	(6,000)
Expired	(12,000)	(4,500)	(9,000)
Ending Balance	40,500	52,500	63,000
Options exercisable at: December 31, 2019	40,500
Beginning Balance	$ 21.55	$ 20.96	$ 21.08
Granted	0	0	0
Exercised	0	18.00	20.94
Expired	21.75	18.00	22.00
Ending Balance	21.49	$ 21.55	$ 20.96
Weighted average exercise price of Options exercisable at: December 31, 2019	$ 21.49